UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |1|; Amendment Number: ____

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York  10019

13F File Number: 028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333

Signature, Place and Date of Signing:


/s/ Alan Rivera              New York, New York              February 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        4

Form 13F Information Table Value Total: $ $449,219
                                       (thousands)

Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.  13F File Number:    Name:
---  ----------------    -----

1.   028-12272           MMI Investments, LP

                                                     FORM 13F INFORMATION TABLE
COLUMN 1             COLUMN  2        COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7           COLUMN 8

                                                   VALUE      SHRS OR    SH/ PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (X$1000)    PRN AMT    PRN CALL   DISCRETION   MANAGERS   SOLE        SHARED  NONE
BRINKS CO            COM              109696104     242,855    4,065,200 SH            Sole          (1)     4,065,200
OWENS CORNING NEW    COM              690742101      41,415    2,048,200 SH            Sole          (1)     2,048,200
PROTECTION ONE INC   COM NEW          743663403         407       34,230 SH            Sole          (1)        34,230
UNISYS CORP          COM              909214108     164,543   34,787,000 SH            Sole          (1)    34,787,000

SK 04129 0003 852801